Combined Prospectus - Combined Prospectus: 1	Jan. 10, 2026 USD ($) shares
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount of Securities Previously Registered | shares	30,450,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 45,524,272.50
Form Type	S-1
File Number	333-280973
Initial Effective Date	Jul. 30, 2024
Combined Prospectus Note	Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional shares of common stock as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Includes 30,000,000 shares of Common Stock that the Company may elect, in its sole discretion, to issue and sell to White Lion pursuant to the Purchase Agreement (assuming the shares to be issued are sold at a price of $1.00 per share), and 450,000 shares of Common Stock that were issuable to White Lion as consideration for it entering into the White Lion Purchase Agreement.